BANK LOANS (Details Narrative)			12 Months Ended
	Jul. 17, 2020 USD ($)	Jul. 17, 2020 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jul. 17, 2020 CNY (¥)
Line of Credit Facility [Line Items]
Operating Lease, Right-of-Use Asset			$ 4,589,678		$ 5,170,395
Repayments of Debt			353,860	¥ 2,370,129
Interest expense			471,443		460,905	$ 239,326
Capitalized interest			90,775		145,620
Long term debt			6,884,534
Dongguan Rural Commercial Bank [Member]
Line of Credit Facility [Line Items]
Proceeds from Loans	$ 7,500,000	¥ 50,000,000
Debt Instrument, Description	The loans have	The loans have
Loans Payable to Bank			6,320,534		$ 7,354,024
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Cathay Bank [Membeer]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount			$ 564,000
Meijia [Member]
Line of Credit Facility [Line Items]
[custom:LoansReceivableCollateralForSecuredBorrowings-0]	$ 4,500,000						¥ 30,000,000
Meijia [Member] | Mr Silong Chen [Member]
Line of Credit Facility [Line Items]
[custom:LoansReceivableCollateralForSecuredBorrowings-0]	3,000,000.0						¥ 20,000,000
Meijia [Member] | Land [Member]
Line of Credit Facility [Line Items]
Operating Lease, Right-of-Use Asset	2,000,000.0
Meijia [Member] | Building [Member]
Line of Credit Facility [Line Items]
Operating Lease, Right-of-Use Asset	$ 5,400,000